Quarterly Financial Information - Statement of Operations (Detail) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Condensed Income Statements, Captions [Line Items]
Net loss	$ 7,819,474			$ (1,508,194)	$ (1,531,856)		$ (25,094,982)	$ 41,180,261
Ordinary Class A [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding	57,500,000			28,125,000	22,898,230		38,426,829	57,500,000
Basic and diluted net income (loss) per ordinary share	$ 0.11			$ (0.04)	$ (0.04)		$ (0.48)	$ 0.57
Ordinary Class B [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding	14,375,000			13,417,120	13,246,681		13,753,049	14,375,000
Basic and diluted net income (loss) per ordinary share	$ 0.11			$ (0.04)	$ (0.04)		$ (0.48)	$ 0.57
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Net loss		$ 7,893,587	$ 25,467,200	$ (1,508,194)	$ (1,531,856)	$ 33,360,787	$ (25,094,982)
As Previously Reported [Member] | Ordinary Class A [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding		57,500,000	57,500,000	57,500,000	57,500,000		57,500,000
Basic and diluted net income (loss) per ordinary share		$ 0.00	$ 0.00		$ 0.00	$ 0.00
As Previously Reported [Member] | Ordinary Class B [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding		14,375,000	14,375,000	14,375,000	14,375,000	14,375,000	13,753,049
Basic and diluted net income (loss) per ordinary share		$ 0.55	$ 1.77	$ (0.11)	$ (0.11)	$ 2.32	$ (1.85)
Restatement Adjustment [Member] | Ordinary Class A [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding				(29,375,000)	(34,601,770)		(19,073,171)
Basic and diluted net income (loss) per ordinary share				$ (0.04)	$ (0.04)
Restatement Adjustment [Member] | Ordinary Class B [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding				(957,880)	(1,128,319)
Basic and diluted net income (loss) per ordinary share				$ 0.07	$ 0.07		$ 1.37